Long-term and Short-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term and Short-term Debt [Abstract]
Long-term and Short-term debt outstanding

	Interest Rates		Maturity	December 31,
	Range	Weighted Average
				2011	2010
				(In millions)
Senior notes	0.57%-7.72%	4.84%	2012-2045	$15,666	$16,258
Advances agreements	0.23%-4.86%	2.28%	2012-2021	4,179	3,600
Surplus notes	7.63%-7.88%	7.85%	2015-2025	700	699
Fixed rate notes (1)	7.50%-15.00%	10.02%	2012	—	82
Other notes with varying interest rates	2.77%-8.00%	5.23%	2016-2030	42	95
Capital lease obligations				37	32

Total long-term debt (2)				20,624	20,766
Total short-term debt				686	306

Total				$21,310	$21,072

(1)	Certain of the fixed rate notes were repaid prior to maturity in 2011.

(2)	Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 3.

Schedule of Short-term Debt

	December 31,
	2011	2010
	(In millions)
Commercial paper	$101	$102
MetLife Bank, N.A. - Advances agreements with the FHLB of NY	585	190
Other	—	14

Total short-term debt	$686	$306

Average daily balance	$447	$687
Average days outstanding	19 days	21 days

Schedule of Line of Credit Facilities

Borrower(s)	Expiration	Capacity	Letter of Credit Issuances	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	October 2013 (1), (2)	$1,000	$104	$—	$896
MetLife, Inc. and MetLife Funding, Inc.	August 2016 (1)	3,000	2,980	—	20

Total		$4,000	$3,084	$—	$916

(1)

In August 2011, the 364-day, $1.0 billion senior unsecured credit agreement entered into in October 2010 by MetLife, Inc. and MetLife Funding, Inc., a subsidiary, was amended and restated to provide a five-year, $3.0 billion senior unsecured credit facility. Concurrently, MetLife, Inc. and MetLife Funding, Inc. elected to reduce the outstanding commitments under the three-year, $3.0 billion senior unsecured credit facility entered into in October 2010 to $1.0 billion with no change to the original maturity of October 2013. The Company incurred costs of $9 million related to the five-year credit facility, which have been capitalized and included in other assets. These costs will be amortized over the amended terms of the facilities. Due to the reduction in total capacity of the three-year facility, the Company subsequently expensed $4 million of the remaining deferred financing costs associated with the October 2010 credit agreement, which are included in other expenses.

(2)	All borrowings under the credit agreement must be repaid by October 2013, except that letters of credit outstanding upon termination may remain outstanding until October 2014.

Committed Facilities

Account Party/Borrower(s)	Expiration	Capacity	Letter of Credit Issuances	Drawdowns	Unused Commitments	Maturity (Years)
			(In millions)
MetLife, Inc.	August 2012	$300	$300	$—	$—	—
Exeter Reassurance Company Ltd.,
MetLife, Inc. & Missouri
Reinsurance (Barbados), Inc.	June 2016	500	490	—	10	4
MetLife Reinsurance Company of
Vermont & MetLife, Inc.	December 2020 (1)	350	350	—	—	9
Exeter Reassurance Company Ltd.	December 2027 (1)	650	205	—	445	16
MetLife Reinsurance Company of
South Carolina & MetLife, Inc.	June 2037 (2)	3,500	—	2,797	703	25
MetLife Reinsurance Company of
Vermont & MetLife, Inc.	December 2037 (1)	2,896	1,715	—	1,181	26
MetLife Reinsurance Company of
Vermont & MetLife, Inc.	September 2038 (1)	4,250	2,402	—	1,848	26

Total		$12,446	$5,462	$2,797	$4,187

(1)	MetLife, Inc. is guarantor under this agreement.

(2)	The drawdown on this facility is associated with the collateral financing arrangement described more fully in Note 12.